Cover	Jan. 25, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	1-38143
Entity Registrant Name	Baker Hughes Company
Entity Central Index Key	0001701605
Entity Tax Identification Number	81-4403168
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17021 Aldine Westfield
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77073-5101
City Area Code	713
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Baker Hughes Holdings Llc [Member]
Entity Information [Line Items]
Entity File Number	1-09397
Entity Registrant Name	Baker Hughes Holdings LLC
Entity Central Index Key	0000808362
Entity Tax Identification Number	76-0207995
Entity Incorporation, State or Country Code	DE
Title of 12(b) Security	5.125% Senior Notes due 2040
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ